Share capital and reserves	12 Months Ended
Dec. 31, 2022
Share capital and reserves
Share capital and reserves

13.Share capital and reserves

a)Authorized and issued

Unlimited common shares with no par value – 15,030,687 issued as at December 31, 2022 (2021 - 12,989,687).

b)Issuances

Year ended December 31, 2022:

On October 7, 2022, the Company closed a private placement of: (i) 1,400,000 common share units ("Common Share Units") at a price of US$1.00 per Common Share Unit, with each Common Share Unit consisting of one common share and one warrant ("Warrant") to purchase one common share; and (ii) 3,600,000 pre-funded warrant units (“Pre-Funded Units”) at a price of US$0.9999 per Pre-Funded Unit, with each Pre-Funded Unit consisting of one pre-funded warrant (“Pre-Funded Warrant”) to purchase one common share and one Warrant to purchase one common share. Aggregate gross proceeds amounted to $6,855,506 (US$4,999,640). The Pre-Funded Warrants have an exercise price of US$0.0001 per share, and will terminate once exercised in full. The Warrants are exercisable at an exercise price of US$1.22 per share expiring five years from the date of issuance.

The proceeds were allocated $5,093,593 to the derivative warrant liability (Note 13(g)) and the residual amounts of $493,474 and $1,268,439 were allocated to common shares and pre-funded warrants respectively.

In connection with the private placement, the Company incurred issuance costs of $1,438,127 and issued 250,000 finders’ warrants with a fair value of $254,684. The costs were allocated between common shares and derivative warrant liability in proportion to their initial carrying amounts with $435,065 recorded as a reduction of equity and $1,257,746 recorded as transaction costs on derivative warrant liability and pre-funded warrants.

On December 29, 2022, the Company issued 641,000 common shares for the exercise of Pre-Funded Warrants at US$0.0001 per share in the amount of $87 (US$64). An amount of $225,842 was transferred from reserves to share capital as a result.

Year ended December 31, 2021:

On February 9, 2021, the Company closed a private placement with the issuance of 2,085,687 units at a subscription price of $2.935 per unit for gross proceeds of $6,121,572. Each unit comprised one common share and one common share purchase warrant. Each warrant entitles the holder, on exercise, to purchase one additional common share in the capital of the Company, at a price of $4.70 for a period of five years from the issuance of the units, provided, however, that, if, at any time following the expiry of the statutory four month hold period, the closing price of the common shares is greater than $14.09 for 10 or more consecutive trading days, the warrants will be accelerated upon notice and the warrants will expire on the 30th calendar day following the date of such notice. In addition, the Warrants were subject to typical anti-dilution provisions and a ratchet provision that provided for an adjustment in the exercise price should the Company issue or sell common shares or securities convertible into common shares at a price (or conversion price, as applicable) less than the exercise price such that the exercise price would be amended to match such lower price.

The proceeds were allocated $5,358,000 to the derivative warrant liability (Note 13(g)) and the residual $763,572 was allocated to common shares.

In connection with the private placement, the Company paid $171,347 in cash commissions, incurred additional issuance costs of $7,897 and issued 58,288 finders’ warrants with a fair value of $150,000 (Note 13(e)). Each finders’ warrant is exercisable into one common share at a price of $4.70 and having the same expiry, acceleration and anti-dilution provisions as the warrants included in the private placement. The costs were allocated between common shares and derivative warrant liability in proportion to their initial carrying amounts with $41,068 recorded as a reduction of equity and $287,946 recorded as transaction costs on derivative warrant liability.

13.Share capital and reserves (continued)

b)Issuances (continued)

On October 15, 2021, the Company listed its common shares on the Nasdaq Stock Market (“Nasdaq”) under the symbol “XRTX” and closed an underwritten public offering of 2,906,000 units (the “US IPO Offering”), with each unit consisting of one common share, no par value, and one warrant to purchase one common share at a public offering price of US$4.13 per Unit, for gross proceeds of $14,851,850 (US$12,001,780). The proceeds were allocated $7,425,000 to the derivative warrant liability (Note 13(g)) and the residual $7,426,850 was allocated to common shares.

The warrants have an initial exercise price of US$4.77 per share and have a term of five years. In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 435,900 common shares and/or warrants to purchase up to an additional 435,900 common shares at the US IPO Offering price less the underwriting discounts. On October 15, 2021, the underwriter exercised its option to purchase additional warrants to purchase up to an additional 435,900 common shares.

On November 8, 2021, the underwriter partially exercised its 45-day option for 355,000 common shares at US$4.13 per share, resulting in additional gross proceeds to the Company of $1,825,159 (US$1,466,150) which increased the US IPO Offering to 3,261,000 common shares and 3,341,900 warrants.

In connection with the US IPO Offering, the Company incurred issuance costs of $2,300,549 and issued 145,300 finders’ warrants with a fair value of $371,251. The costs were allocated between common shares and derivative warrant liability in proportion to their initial carrying amounts with $1,336,066 recorded as a reduction of equity and $1,335,734 recorded as transaction costs on derivative warrant liability.

The Company issued 51,106 common shares for the exercise of options in the amount of $84,000. A value of $65,172 was transferred from reserves to share capital as a result.

The Company issued 651,583 common shares for the exercise of warrants in the amount of $2,430,083. A value of $32,387 was transferred from reserves to share capital and a value of $425,900 was transferred from the derivative warrant liability to share capital as a result.

Pursuant to the terms of a consulting agreement, the Company issued 25,553 common shares with a fair value of $75,000 in exchange for services.

13.Share capital and reserves (continued)

c)Common Share Purchase Warrants

A summary of the changes in warrants for the years ended December 31, 2022 and 2021 is presented below:

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2020	1,555,317	$2.94
Granted – February 9, 2021	2,085,687	$4.70
Granted – October 15, 2021	2,431,900	US$4.77
Granted – October 15, 2021	910,000	(1)US$1.17
Exercised	(640,012)	$3.34
Expired	(1,215,816)	$2.94
Balance, December 31, 2021	5,127,076	$5.58
Granted – October 7, 2022	5,000,000	US$1.22
Balance, December 31, 2022	10,127,076	$3.34
(1)	On October 7, 2022, the Company entered into an agreement to reduce the exercise price of outstanding warrants to purchase up to 910,000 shares of common stock issued in the 2021 public offering and held by investors in this Offering from US$4.77 per share to US$1.17 per share.

At December 31, 2022, the weighted average contractual remaining life of the unexercised warrants was 4.15 years (2021 - 4.56 years).

The following table summarizes information on warrants outstanding at December 31, 2022:

			Remaining
	Number		Contractual
Exercise Price	Outstanding	Expiry date	Life
$4.70	1,785,176	February 9, 2026	3.11 years
US$4.77	2,431,900	October 15, 2026	3.79 years
US$1.17	910,000	October 15, 2026	3.79 years
US$1.22	5,000,000	October 7, 2027	4.77 years

d)Pre-Funded Warrants

A summary of the changes in Pre-Funded Warrants for the years ended December 31, 2022 and 2021 is presented below:

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2020 and 2021	—	—
Granted – October 7, 2022	3,600,000	US$0.0001
Exercised	(641,000)	US$0.0001
Balance, December 31, 2022	2,959,000	US$0.0001

The remaining 2,959,000 pre-funded warrants were exercised subsequent to year end.

13.Share capital and reserves (continued)

e)Finders’ Warrants

A summary of the changes in finders’ warrants for the years ended December 31, 2022 and 2021 is presented below:

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2020	11,896	$1.64
Granted – February 9, 2021	58,288	$4.70
Granted – October 15, 2021	145,300	US$4.77
Exercised	(11,571)	$1.87
Expired	(1,193)	$1.64

Balance, December 31, 2021	202,720	$5.66
Granted – October 7, 2022 – finders’ warrants	250,000	US$1.22
Balance, December 31, 2022	452,720	$3.58

At December 31, 2022, the weighted average contractual remaining life of the unexercised finders’ warrant was 4.25 years (2021 - 4.60 years).

The following table summarizes information on finders’ warrants outstanding at December 31, 2022:

			Remaining
	Number		Contractual
Exercise Price	Outstanding	Expiry date	Life
$4.70	57,420	February 9, 2026	3.11 years
US$4.77	145,300	October 15, 2026	3.79 years
US$1.22	250,000	October 7, 2027	4.77 years

The fair value of the finders’ warrants issued on February 9, 2021 was estimated at $150,000 on the date of grant using the Black-Scholes option pricing model with the following assumptions: expected life of 5.0 years; expected volatility of 100%; risk free rate of 0.58%; and expected dividend yield of 0%.

The fair value of the finders’ warrants issued on October 15, 2021 was estimated at $371,251 on the date of grant using the Black-Scholes option pricing model with the following assumptions: expected life of 5.0 years; expected volatility of 100%; risk free rate of 1.5%; and expected dividend yield of 0%.

The fair value of the finders’ warrants issued on October 7, 2022 was estimated at $254,684 on the date of grant using the Black-Scholes option pricing model with the following assumptions: expected life of 5.0 years; expected volatility of 100%; risk free rate of 3.66%; and expected dividend yield of 0%.

The risk-free interest rate is the yield on zero-coupon Canadian Treasury Bills of a term consistent with the assumed option life. The expected life of the option is the average expected period to exercise.

Volatility is based on available historical volatility of the Company’s share price or historical share price of comparable companies, excluding specific time frames in which volatility was affected by specific transactions that are not considered to be indicative of the Company’s expected share price volatility. The Company has not declared dividends in the past.

13.Share capital and reserves (continued)

f)Stock Options

The Company has an incentive Stock Option Plan (the “Plan”) for directors, officers, employees and consultants, under which the Company may issue stock options to purchase common shares of the Company provided that the amount of incentive stock options which may be granted and outstanding under the Plan at any time shall not exceed 10% of the then issued and outstanding common shares of the Company.

The fair value of stock options granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	2022	2021
Dividend yield	Nil	Nil
Annualized volatility	100%	100%
Risk-free interest rate	1.44%-3.32%	0.36% - 1.19%
Expected life	5 years	5 years

The risk-free interest rate is the yield on zero-coupon Canadian Treasury Bills of a term consistent with the assumed option life. The expected life of the option is the average expected period to exercise.

Volatility is based on available historical volatility of the Company’s share price or historical share price of comparable companies, excluding specific time frames in which volatility was affected by specific transactions that are not considered to be indicative of the Company’s expected share price volatility. The Company has not declared dividends in the past.

The share-based payment expense recognized was $632,548 during the year ended December 31, 2022 (2021 - $499,158; 2020 - $293,493).

A summary of the changes in stock options for the years ended December 31, 2022 and 2021 is presented below:

		Weighted
	Number of	Average
	Options	Exercise price
Balance, December 31, 2020	464,207	$3.29
Granted – January 11, 2021	59,624	$3.29
Granted – May 12, 2021	42,588	$1.88
Granted – June 16, 2021	21,294	$1.76
Granted – July 14, 2021	63,882	$2.41
Granted – December 21, 2021	86,495	$2.54
Exercised	(51,106)	$1.64
Expired	(80,917)	$3.40
Balance, December 31, 2021	606,067	$3.10
Granted – January 12, 2022	127,500	$2.54
Granted – June 6, 2022	394,822	$1.60
Granted – November 25, 2022	70,000	$1.38
Expired	(44,070)	$3.19
Balance, December 31, 2022	1,154,319	$2.42
Vested and exercisable, December 31, 2022	872,055	$2.58

13.Share capital and reserves (continued)

f)Stock Options (continued)

The weighted average contractual remaining life of the unexercised options was 3.43 years (2021 - 3.42 years).

The following table summarizes information on stock options outstanding at December 31, 2022:

	Number	Number		Remaining
Exercise Price	Outstanding	Exercisable	Expiry Date	Contractual Life
$5.87	114,984	114,984	March 19, 2023	0.21 years
$5.87	21,294	21,294	November 5, 2023	0.85 years
$1.64	170,354	150,479	June 23, 2025	2.48 years
$2.82	12,776	12,776	August 27, 2025	2.66 years
$3.29	59,624	59,624	January 11, 2026	3.03 years
$1.88	21,294	21,294	May 12, 2026	3.36 years
$1.76	21,294	21,294	June 16, 2026	3.46 years
$2.41	63,882	30,166	July 14, 2026	3.54 years
$2.54	86,495	86,495	December 21, 2026	3.98 years
$2.54	117,500	35,902	January 12, 2027	4.04 years
$1.60	394,822	315,803	June 6, 2027	4.43 years
$1.38	70,000	1,944	November 25, 2027	4.90 years
	1,154,319	872,055

g)Derivative warrant liability

During the year ended December 31, 2022, the Company issued warrants which are recorded as a derivative financial liability as the exercise price is denominated in a currency other than the functional currency of the Company and therefore may be settled other than by the exchange of a fixed amount of cash. The fair value of the warrants was estimated at $5,093,593 on the date of grant using the Black-Scholes option pricing model with the following assumptions: share price on date of grant of US$1.01; exercise price of the warrant of US$1.22; expected life of 5.0 years; expected volatility of 100%; risk free rate of 3.66%; and expected dividend yield of 0%.

During the year ended December 31, 2021, the Company issued 2,085,687 warrants pursuant to a financing in February 2021 as described above. The warrants contained a ratchet provision that provides for an adjustment in the exercise price if shares or securities convertible to shares are sold at a price lower than the exercise price. Therefore, since the warrants (not including compensation warrants) may be settled other than by the exchange of a fixed amount of cash, they meet the definition of a derivative financial liability.

The fair value of the warrants was estimated at $5,358,000 on the date of grant using the Black-Scholes option pricing model with the following assumptions: share price on date of grant of $3.64; exercise price of the warrant of $4.70; expected life of 5.0 years; expected volatility of 100%; risk free rate of 0.58%; and expected dividend yield of 0%.

During the year ended December 31, 2021, 640,012 of these warrants were exercised and a value of $425,900 was transferred from the derivative warrant liability to share capital as a result. On October 15, 2021, the ratchet provision expired when the Company listed its common shares on the Nasdaq. As a result of the expiry, the warrants would now be settled by a fixed amount of cash and were reclassified as equity instruments. The fair value of the derivative warrant liability as of October 15, 2021 of $4,460,000 was reclassified to reserves.

During the year ended December 31, 2021, the Company issued warrants pursuant to the US IPO Offering discussed above. These warrants were recorded as a derivative financial liability as the exercise price of the warrants is denominated in a currency other than the functional currency of the

13.Share capital and reserves (continued)

g)Derivative warrant liability (continued)

Company and therefore may be settled other than by the exchange of a fixed amount of cash. The fair value of the warrants was estimated at $7,425,000 on the date of grant using the Black-Scholes option pricing model with the following assumptions: share price on date of grant of US$3.02; exercise price of the warrant of US$4.77; expected life of 5.0 years; expected volatility of 100%; risk free rate of 1.50%; and expected dividend yield of 0%.

The balance of the derivative warrant liabilities (level 3) is as follows:

Balance at December 31, 2020	$—
Warrants issued February 9, 2021	5,358,000
Warrants exercised	(425,900)
Fair value reclassified to reserves	(4,460,000)
Warrants issued October 15, 2021	7,425,000
Fair value adjustment	(3,299,768)
Balance at December 31, 2021	$4,597,332
Warrants issued October 7, 2022	5,093,593
Fair value adjustment	(4,470,276)
Balance at December 31, 2022	$5,220,649

Significant assumptions used in determining the fair value of the derivative warrant liabilities at December 31 2022 and 2021 are as follows:

	December 31,	December 31,
	2022	2021
Share price	$0.81	$2.05
Risk-free interest rate	3.55%	1.23%
Dividend yield	—%	—%
Expected volatility	100%	100%
Remaining term (in years)	3.8-4.8	4.8

The fair value is classified as level 3 as expected volatility is determined using historical volatility and is therefore not an observable input.